Marketable debt securities - summarizes the marketable debt securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 39,860	$ 31,587
Gross Unrealized Gains	305	72
Gross Unrealized Losses	(33)	(37)
Estimated Fair Value	40,132	31,622
Corporate bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	14,575	19,893
Gross Unrealized Gains	124	49
Gross Unrealized Losses	(16)	(37)
Estimated Fair Value	14,683	19,905
Mutual Fund [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	25,285
Gross Unrealized Gains	181
Gross Unrealized Losses	(17)
Estimated Fair Value	$ 25,449
Commercial papers [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		11,694
Gross Unrealized Gains		23
Gross Unrealized Losses		0
Estimated Fair Value		$ 11,717